Quarterly Report
March 31, 2020
Massachusetts Investors Trust

Portfolio of Investments
3/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.8%
Aerospace – 2.6%
Honeywell International, Inc.	706,104	$94,469,654
United Technologies Corp. (a)	557,539	31,333,692
		$125,803,346
Alcoholic Beverages – 2.4%
Diageo PLC	1,835,208	$58,779,288
Pernod Ricard S.A.	405,435	57,668,586
		$116,447,874
Apparel Manufacturers – 2.2%
LVMH Moet Hennessy Louis Vuitton SE	161,572	$59,974,765
NIKE, Inc., “B”	531,975	44,015,612
		$103,990,377
Biotechnology – 0.6%
Illumina, Inc. (a)	97,342	$26,586,047
Brokerage & Asset Managers – 2.9%
Blackstone Group, Inc.	767,750	$34,986,367
NASDAQ, Inc.	815,205	77,403,715
TD Ameritrade Holding Corp.	762,618	26,432,340
		$138,822,422
Business Services – 6.5%
Accenture PLC, “A”	595,259	$97,181,984
Amdocs Ltd.	1,005,738	55,285,418
Cognizant Technology Solutions Corp., “A”	1,013,354	47,090,560
Fidelity National Information Services, Inc.	899,509	109,416,275
		$308,974,237
Cable TV – 2.0%
Comcast Corp., “A”	2,721,639	$93,569,949
Chemicals – 0.7%
PPG Industries, Inc.	416,334	$34,805,522
Computer Software – 7.6%
Adobe Systems, Inc. (a)	270,543	$86,097,604
Microsoft Corp.	1,398,908	220,621,781
Salesforce.com, Inc. (a)	385,411	55,491,476
		$362,210,861
Computer Software - Systems – 1.7%
Apple, Inc.	321,941	$81,866,377
Construction – 1.6%
Otis Worldwide Corp. (a)	278,769	$13,938,475
Sherwin-Williams Co.	138,238	63,523,126
		$77,461,601
Consumer Products – 2.7%
Colgate-Palmolive Co.	923,519	$61,284,721
Estee Lauder Cos., Inc., “A”	145,666	23,210,420
Kimberly-Clark Corp.	364,327	46,586,494
		$131,081,635

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Containers – 1.1%
Crown Holdings, Inc. (a)	937,468	$54,410,643
Electrical Equipment – 3.1%
AMETEK, Inc.	807,206	$58,134,976
Fortive Corp.	1,012,691	55,890,416
TE Connectivity Ltd.	563,066	35,461,897
		$149,487,289
Electronics – 2.4%
Analog Devices, Inc.	490,265	$43,952,257
Texas Instruments, Inc.	724,968	72,446,052
		$116,398,309
Energy - Independent – 1.0%
ConocoPhillips	502,834	$15,487,287
EOG Resources, Inc.	926,291	33,272,373
		$48,759,660
Food & Beverages – 2.4%
Danone S.A.	880,374	$56,779,383
Mondelez International, Inc.	1,161,885	58,187,201
		$114,966,584
Gaming & Lodging – 0.4%
Marriott International, Inc., “A”	249,461	$18,662,177
General Merchandise – 1.3%
Dollar General Corp.	396,775	$59,916,993
Health Maintenance Organizations – 0.7%
Cigna Corp.	197,471	$34,987,912
Insurance – 1.0%
Chubb Ltd.	437,584	$48,873,757
Internet – 7.0%
Alphabet, Inc., “A” (a)	155,036	$180,144,080
Alphabet, Inc., “C” (a)	61,762	71,817,471
Facebook, Inc., “A” (a)	486,098	81,081,147
		$333,042,698
Leisure & Toys – 1.5%
Electronic Arts, Inc. (a)	726,717	$72,795,242
Machinery & Tools – 0.2%
Carrier Global Corp. (a)	557,539	$9,617,548
Major Banks – 5.6%
Bank of America Corp.	4,190,679	$88,968,115
Goldman Sachs Group, Inc.	404,758	62,571,539
JPMorgan Chase & Co.	1,309,535	117,897,436
		$269,437,090
Medical & Health Technology & Services – 1.0%
PRA Health Sciences, Inc. (a)	578,829	$48,065,960

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 9.0%
Becton, Dickinson and Co.	457,516	$105,123,452
Danaher Corp.	669,730	92,697,329
Medtronic PLC	1,426,189	128,613,724
Thermo Fisher Scientific, Inc.	370,910	105,190,076
		$431,624,581
Natural Gas - Pipeline – 1.0%
Enterprise Products Partners LP	3,330,213	$47,622,046
Network & Telecom – 2.1%
Cisco Systems, Inc.	1,776,587	$69,837,635
Equinix, Inc., REIT	51,280	32,027,949
		$101,865,584
Oil Services – 0.2%
Schlumberger Ltd.	769,821	$10,384,885
Other Banks & Diversified Financials – 5.8%
Mastercard, Inc., “A”	465,818	$112,522,996
Truist Financial Corp.	1,543,599	47,604,593
Visa, Inc., “A”	732,179	117,968,681
		$278,096,270
Pharmaceuticals – 6.0%
Eli Lilly & Co.	614,793	$85,284,085
Johnson & Johnson	1,146,133	150,292,420
Zoetis, Inc.	431,494	50,782,529
		$286,359,034
Railroad & Shipping – 1.4%
Canadian National Railway Co.	884,873	$68,692,691
Restaurants – 0.9%
Starbucks Corp.	675,964	$44,437,873
Specialty Chemicals – 0.6%
DuPont de Nemours, Inc.	878,400	$29,953,440
Specialty Stores – 5.1%
Costco Wholesale Corp.	207,826	$59,257,427
Home Depot, Inc.	145,006	27,074,070
Ross Stores, Inc.	417,443	36,305,018
Target Corp.	586,516	54,528,393
Tractor Supply Co.	794,547	67,178,949
		$244,343,857
Telecommunications - Wireless – 2.3%
American Tower Corp., REIT	514,305	$111,989,914
Trucking – 0.5%
Old Dominion Freight Line, Inc.	169,782	$22,285,585
Utilities - Electric Power – 0.7%
American Electric Power Co., Inc.	391,586	$31,319,048
Total Common Stocks		$4,690,016,918

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 2.2%
Money Market Funds – 2.2%
MFS Institutional Money Market Portfolio, 1.28% (v)	105,481,501	$105,502,597

Other Assets, Less Liabilities – (0.0)%		(1,077,038)
Net Assets – 100.0%		$4,794,442,477
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $105,502,597 and $4,690,016,918, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$4,388,122,205	$—	$—	$4,388,122,205
France	—	174,422,734	—	174,422,734
Canada	68,692,691	—	—	68,692,691
United Kingdom	—	58,779,288	—	58,779,288
Mutual Funds	105,502,597	—	—	105,502,597
Total	$4,562,317,493	$233,202,022	$—	$4,795,519,515
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$58,192,065	$171,168,249	$123,856,691	$(2,451)	$1,425	$105,502,597
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$201,082	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.